Intangible Assets	12 Months Ended
Dec. 31, 2011
Intangible Assets

Note 5. Intangible Assets

	December 31, 2010
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted-Average Remaining Useful Life
Customer relationships	$4,283	$(2,477)	$1,806	1.5 years
Developed technology	6,800	(4,551)	2,249	1.5 years
Software	7,821	(3,724)	4,097	3.0 years
Brand and domain names and other intangibles	939	(828)	111	1.0 years
Indefinite-lived trade names and other intangibles	31	—	31	Indefinite

Total	$19,874	$(11,580)	$8,294

	December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted-Average Remaining Useful Life
Customer relationships	$11,697	$(3,792)	$7,905	4.0 years
Developed technology	24,607	(10,601)	14,006	4.0 years
Software	9,272	(4,623)	4,649	2.5 years
Brand and domain names and other intangibles	9,450	(1,278)	8,172	7.5 years
Indefinite-lived trade names and other intangibles	303	—	303	Indefinite

Total	$55,329	$(20,294)	$35,035

As of December 31, 2011, intangible assets with a carrying value of $16,903 have been pledged as collateral to secure the long term debt (Note 9).

Amortization expense was $3,596, $4,444 and $6,501 in financial years 2009, 2010, and 2011, respectively.

Total future amortization expense for intangible assets that have definite lives, based upon the Company’s existing intangible assets and their current estimated useful lives as of December 31, 2011, is estimated as follows:

2012	$9,113
2013	8,058
2014	6,797
2015	4,939
2016	2,982
Thereafter	2,843

Total	$34,732